SHARE CAPITAL - Schedule of Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issued capital [abstract]
Beginning balance (in shares)	37,222,549	36,431,633	33,806,422
Issue of ordinary shares (in shares)	31,627
Issue of restricted ordinary share awards (in shares)	56,995	33,194	32,942
Issue of ordinary shares in exchange of share options exercised (in shares)	384,493	35,203	3,042
Issue of ordinary shares in exchange of warrants' exercise (in shares)	33,782		1,907,377
Issue of ordinary shares as payment of consideration for Roto Sports acquisition (in shares)			451,264
Issue of ordinary shares as payment of consideration for BonusFinder acquisition (in shares)		1,005,929	269,294
Treasury shares acquired (in shares)	(2,966,547)	(283,410)	(38,708)
Ending balance (in shares)	34,762,899	37,222,549	36,431,633